Debt Instruments at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Disclosure of available-for-sale financial assets [text block] [Abstract]
DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

NOTE 11

DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

As of December 31, 2021 and 2020 detail of debt instruments is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Chilean central bank and government securities
Chilean Central Bank bonds	-	-
Chilean Central Bank notes	3,258,417	1,008,450
Other Chilean Central Bank and government securities (*)	981,939	5,344,910
Subtotal	4,240,356	6,353,360
of which sold under repurchase agreement	86,554	969,508
Other Chilean securities
Time deposits in Chilean financial institutions	952	492
Mortgage finance bonds of Chilean financial institutions	10,821	14,022
Other instruments issued in the country	1,761	2,217
Subtotal	13,534	16,731
of which sold under repurchase agreement	80	399
Foreign financial securities
Foreign Central Banks and Government securities	1,438,155	269,803
Other foreign financial securities	111,094	522,648
Subtotal	1,549,249	792,451
of which sold under repurchase agreement	-	-
Total	5,803,139	7,162,542

(*) Includes Treasury bonds in Chilean pesos and UF.

The Bank holds instruments, belonging to “Chilean Central Bank and government securities”, which guarantee derivatives transactions through Comder Contraparte Central S,A, in the local market as of December 31, 2021 and 2020 for an amount of Ch$115,680 and Ch$158,600, while “Foreign financial securities” guarantee derivatives transactions through London Clearing House (LCH) as of December 31, 2021 and 2020 Ch$83,673 and Ch$67,685. Additionally, the Bank maintains guarantees with Euroclear as of December 31, 2021 and 2020 Ch$461,419 and Ch$258,183 to comply with the initial margin required by European EMIR standard.

As of December 31, 2021, debt instruments at FVOCI included a cumulative net unrealized loss of MCh$112,223, recorded as “valuation adjustment” in OCI, where MCh$112,993 (loss) are attributable to shareholders equity and MCh$770 (profit) to non-controlling interest.

As of December 31, 2020, debt instruments at FVOCI included a cumulative net unrealized profit of MCh$102,855, recorded as “valuation adjustment” in OCI, where MCh$159,535 are attributable to shareholders equity and MCh$56,680 to non-controlling interest

F - 67

An analysis of changes in the fair value and the corresponding ECL as of December 31, 2021 is as follows:

	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2021	7,162,542	-	-	7,162,542
New assets purchased	22,610,556	-	-	22,610,556
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(23,770,174)	-	-	(23,770,174)
Changes due to modifications not derecognized	(201,143)	-	-	(201,143)
Other adjustments	-	-	-	-
At December 31, 2021	1,358	-	-	1,358

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2021	1,138	-	-	1,138
New assets purchased	3,293	-	-	3,293
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(3,608)	-	-	(3,608)
Changes due to modifications not derecognized	(120)	-	-	(120)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2021	703	-	-	703

An analysis of changes in the fair value and the corresponding ECL as of December 31, 2020 is as follows:

	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2020	4,010,272	-	-	4,010,272
New assets purchased	14,708,776	-	-	14,708,776
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(11,440,253)	-	-	(11,440,253)
Changes due to modifications not derecognized	100,401	-	-	100,401
Other adjustments	(216,654)	-	-	(216,654)
At December 31, 2020	7,162,542	-	-	7,162,542

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2020	456	-	-	456
New assets purchased	1,965	-	-	1,965
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	(1,501)	-	-	(1,501)
Changes due to modifications not derecognized	219	-	-	219
Write-off	-	-	-	-
Other adjustments	(1)	-	-	(1)
At December 31, 2020	1,138	-	-	1,138

Gross profits and losses realized on the sale of available for sale investments as of December 31, 2021, 2020 and 2019 is as follows:

	As of December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Sale of available for sale investments generating realized profits	1,728,731	3,696,791	5,781,636
Realized profits	28,131	82,925	63,828
Sale of available for sale investments generating realized losses	1,247,044	379,046	607,349
Realized losses	4,944	2,246	156

The Bank evaluated those instruments with unrealized losses as of December 31, 2021 and 2020 and concluded they were not impaired. This review consisted of evaluating the economic reasons for any declines, the credit ratings of the securities’ issuers, and the Bank’s intention and ability to hold the securities until the unrealized loss is recovered. Based on this analysis, the Bank believes that there were no significant or prolonged declines nor changes in credit risk which would cause impairment in its investment portfolio, since most of the decline in fair value of these instruments was caused by market conditions which the Bank considers to be temporary. All of the instruments that have unrealized losses as of December 31, 2021 and 2020, were not in a continuing unrealized loss position for more than one year.

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss, as of December 31, 2021:

	Less than 12 months				More than 12 months				Total
	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss
2021	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities					-	-	-	-
Chilean central bank Bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean central bank notes	3,257,912	3,258,417	515	(10)	-	-	-	-	3,257,912	3,258,417	515	(10)
Other Chilean central bank and government securities	1,088,090	981,939	1,051	(107,202)	-	-	-	-	1,088,090	981,939	1,051	(107,202)
Subtotal	4,346,002	4,240,356	1,566	(107,212)	-	-	-	-	4,346,002	4,240,356	1,566	(107,212)

Other Chilean securities					-	-	-	-
Time deposits in Chilean financial institutions	967	952	-	(15)	-	-	-	-	967	952	-	(15)
Mortgage finance bonds of Chilean financial institutions	10,746	10,821	98	(23)	-	-	-	-	10,746	10,821	98	(23)
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	4,993	1,761	(3,232)	-	-	-	-	-	4,993	1,761	(3,232)	-
Subtotal	16,706	13,534	(3,134)	(38)	-	-	-	-	16,706	13,534	(3,134)	(38)

Foreign financial securities					-	-	-	-
Foreign central banks and government securities	1,442,753	1,438,155	1,145	(5,743)	-	-	-	-	1,442,753	1,438,155	1,145	(5,743)
Other foreign financial securities	109,901	111,094	1,193	-	-	-	-	-	109,901	111,094	1,193	-
Subtotal	1,552,654	1,549,249	2,338	(5,743)	-	-	-	-	1,552,654	1,549,249	2,338	(5,743)

Total	5,915,362	5,803,139	770	(112,993)	-	-	-	-	5,915,362	5,803,139	770	(112,993)

The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized profit and loss, as of December 31, 2020:

	Less than 12 months				More than 12 months				Total
	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss	Amortized cost	Fair value	Unrealized profit	Unrealized loss
2020	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Chilean central bank and government securities
Chilean central bank Bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean central bank notes	1,008,450	1,008,450	-	-	-	-	-	-	1,008,450	1,008,450	-	-
Other Chilean central bank and government securities	5,288,189	5,344,910	96,180	(36,739)	-	-	-	-	5,288,189	5,344,910	96,180	(36,739)
Subtotal	6,296,639	6,353,360	96,180	(36,739)	-	-	-	-	6,296,639	6,353,360	96,180	(36,739)

Other Chilean securities
Time deposits in Chilean financial institutions	299	299	-	-	-	-	-	-	299	299	-	-
Mortgage finance bonds of Chilean financial institutions	13,293	14,022	729	-	-	-	-	-	13,293	14,022	729	-
Chilean financial institution bonds	-	-	-	-	-	-	-	-	-	-	-	-
Chilean corporate bonds	-	-	-	-	-	-	-	-	-	-	-	-
Other Chilean securities	305	2,410	2,105	-	-	-	-	-	305	2,410	2,105	-
Subtotal	13,897	16,731	2,834	-	-	-	-	-	13,897	16,731	2,834	-

Foreign financial securities
Foreign central banks and government securities	269,477	269,803	20,267	(19,941)	-	-	-	-	269,477	269,803	20,267	(19,941)
Other foreign financial securities	482,394	522,648	40,254	-	-	-	-	-	482,394	522,648	40,254	-
Subtotal	751,871	792,451	60,521	(19,941)	-	-	-	-	751,871	792,451	60,521	(19,941)

Total	7,062,407	7,162,542	159,535	(56,680)	-	-	-	-	7,062,407	7,162,542	159,535	(56,680)